UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2009

Semiannual Report to Shareholders

DWS Equity 500 Index Fund

Contents

4 Performance Summary

8 Information About Your Fund's Expenses

10 Portfolio Summary

DWS Equity 500 Index Fund

12 Financial Statements

15 Financial Highlights

17 Notes to Financial Statements

DWS Equity 500 Index Portfolio

22 Investment Portfolio

37 Financial Statements

40 Financial Highlights

41 Notes to Financial Statements

46 Summary of Management Fee Evaluation by Independent Fee Consultant

51 Summary of Administrative Fee Evaluation by Independent Fee Consultant

52 Account Management Resources

53 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. Additionally, the fund may not be able to replicate the S&P 500® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. Please read this fund's prospectus for specific information regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

Institutional Class

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.24% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/09
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	3.18%	-26.18%	-8.26%	-2.29%	-2.31%
S&P 500® Index+	3.16%	-26.21%	-8.22%	-2.24%	-2.22%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/09	$ 104.13
12/31/08	$ 102.25
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ 1.26
Institutional Class Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	35	of	175	20
3-Year	22	of	168	14
5-Year	19	of	149	12
10-Year	11	of	92	12

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $1,000,000 Investment
[] DWS Equity 500 Index Fund — Institutional Class [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/09
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$738,200	$772,100	$890,700	$791,500
	Average annual total return	-26.18%	-8.26%	-2.29%	-2.31%
S&P 500 Index+	Growth of $1,000,000	$737,900	$773,000	$892,800	$798,700
	Average annual total return	-26.21%	-8.22%	-2.24%	-2.22%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 0.32% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On May 19, 2003, the Investment Class of the Fund was issued in conjunction with the combination of Equity 500 Index Fund — Investment (the "Acquired fund") and the Fund. The Acquired fund was, and the Fund is, a feeder fund investing all of its investable assets in the same master portfolio, the DWS Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund and for the period after May 19, 2003 are those of the Fund's Investment Class. On October 20, 2006, Investment Class was renamed Class S.

Average Annual Total Returns as of 6/30/09
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	3.11%	-26.27%	-8.35%	-2.41%	-2.44%
S&P 500 Index+	3.16%	-26.21%	-8.22%	-2.24%	-2.22%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 6/30/09	$ 103.09
12/31/08	$ 101.24
Distribution Information: Six Months as of 6/30/09: Income Dividends	$ 1.19
Class S Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	52	of	175	30
3-Year	43	of	168	25
5-Year	39	of	149	26
10-Year	27	of	92	30

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index Fund — Class S [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/09
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$7,373	$7,698	$8,852	$7,813
	Average annual total return	-26.27%	-8.35%	-2.41%	-2.44%
S&P 500 Index+	Growth of $10,000	$7,379	$7,730	$8,928	$7,987
	Average annual total return	-26.21%	-8.22%	-2.24%	-2.22%

The growth of $10,000 is cumulative.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,031.10	$ 1,031.80
Expenses Paid per $1,000**	$ 1.11	$ .76
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,023.70	$ 1,024.05
Expenses Paid per $1,000**	$ 1.10	$ .75
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class S	Institutional Class
DWS Equity 500 Index Fund	.22%	.15%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/09	12/31/08

Information Technology	18%	15%
Health Care	14%	15%
Financials	14%	13%
Energy	12%	13%
Consumer Staples	12%	13%
Industrials	10%	11%
Consumer Discretionary	9%	9%
Utilities	4%	4%
Telecommunication Services	4%	4%
Materials	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2009 (20.0% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	4.2%
2. Microsoft Corp. Developer of computer software	2.2%
3. Johnson & Johnson Provider of health care products	1.9%
4. Procter & Gamble Co. Manufacturer of diversified consumer products	1.8%
5. AT&T, Inc. Provider of communications services	1.8%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.7%
7. JPMorgan Chase & Co. Provider of global financial services	1.7%
8. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.6%
9. Apple, Inc. Manufacturer of personal computers and communication solutions	1.6%
10. General Electric Co. Diversified technology, media and financial services company	1.5%

Portfolio holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 22. A quarterly Fact Sheet is available upon request. A complete list of the Portfolio's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$ 1,728,178,156
Receivable for Fund shares sold	1,147,786
Due from Advisor	882
Other assets	4,174
Total assets	1,729,330,998
Liabilities
Payable for Fund shares redeemed	1,891,060
Accrued expenses and other payables	561,413
Total liabilities	2,452,473
Net assets, at value	$ 1,726,878,525
Net Assets Consist of
Undistributed net investment income	1,268,377
Net unrealized appreciation (depreciation) on investments and futures	(69,984,564)
Accumulated net realized gain (loss)	(348,573,169)
Paid-in capital	2,144,167,881
Net assets, at value	$ 1,726,878,525
Net Asset Value
Class S Net Asset Value, offering and redemption price per share ($388,936,303 ÷ 3,772,634 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 103.09

Institutional Class

Net Asset Value, offering and redemption price per share ($1,337,942,222 ÷ 12,849,241 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 104.13

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $10,751)	$ 21,362,281
Interest — Cash Management QP Trust	47,054
Interest	5,391
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	676,525
Expenses*	(400,412)
Net investment income allocated from DWS Equity 500 Index Portfolio	21,690,839
Expenses: Administration fee	800,222
Services to shareholders	422,127
Professional fees	36,704
Trustees' fees and expenses	4,036
Reports to shareholders	26,316
Registration fees	39,015
Other	9,748
Total expenses before expense reductions	1,338,168
Expense reductions	(326,157)
Total expenses after expense reductions	1,012,011
Net investment income (loss)	20,678,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	(58,242,244)
Futures	2,424,431
(55,817,813)
Change in net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio on: Investments	94,447,857
Futures	(196,212)
94,251,645
Net gain (loss)	38,433,832
Net increase (decrease) in net assets resulting from operations	$ 59,112,660
* Advisor reimbursement allocated from DWS Equity 500 Index Portfolio was $376,064 for the six months ended June 30, 2009.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Years Ended December 31, 2008
Operations: Net investment income (loss)	$ 20,678,828	$ 52,424,185
Net realized gain (loss)	(55,817,813)	(77,726,183)
Change in net unrealized appreciation (depreciation)	94,251,645	(1,025,254,803)
Net increase (decrease) in net assets resulting from operations	59,112,660	(1,050,556,801)
Distributions to shareholders from: Net investment income: Class S	(4,777,712)	(12,944,113)
Institutional Class	(16,155,292)	(37,661,893)
Total distributions	(20,933,004)	(50,606,006)
Fund share transactions: Proceeds from shares sold	248,506,760	566,455,568
Reinvestment of distributions	20,164,641	48,282,105
Cost of shares redeemed	(301,732,130)	(514,871,845)
Redemption fees	17,842	49,468
Net increase (decrease) in net assets from Fund share transactions	(33,042,887)	99,915,296
Increase (decrease) in net assets	5,136,769	(1,001,247,511)
Net assets at beginning of period	1,721,741,756	2,722,989,267
Net assets at end of period (includes undistributed net investment income of $1,268,377 and $1,522,553, respectively)	$ 1,726,878,525	$ 1,721,741,756

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 101.24	$ 164.58	$ 158.94	$ 139.85	$ 135.69	$ 124.93
Income (loss) from investment operations: Net investment income (loss)[b]	1.20	2.94	2.96	2.56	2.21	2.27
Net realized and unrealized gain (loss)	1.84	(63.44)	5.61	19.04	4.10	10.78
Total from investment operations	3.04	(60.50)	8.57	21.60	6.31	13.05
Less distributions from: Net investment income	(1.19)	(2.84)	(2.93)	(2.51)	(2.15)	(2.29)
Redemption fees	.00***	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 103.09	$ 101.24	$ 164.58	$ 158.94	$ 139.85	$ 135.69
Total Return (%)[c]	3.11**	(37.12)	5.39	15.58	4.70	10.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	389	439	772	771	768	727
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.28*	.32	.29	.33	.36	.36
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.22*	.21	.19	.22	.25	.25
Ratio of net investment income (loss) (%)	2.54*	2.13	1.77	1.73	1.62	1.77
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Selected Per Share Data
Net asset value, beginning of period	$ 102.25	$ 166.22	$ 160.54	$ 141.29	$ 137.10	$ 126.22
Income (loss) from investment operations: Net investment income (loss)[b]	1.25	3.09	3.11	2.73	2.41	2.46
Net realized and unrealized gain (loss)	1.89	(64.06)	5.71	19.28	4.16	10.93
Total from investment operations	3.14	(60.97)	8.82	22.01	6.57	13.39
Less distributions from: Net investment income	(1.26)	(3.00)	(3.14)	(2.76)	(2.38)	(2.51)
Redemption fees	.00***	.00***	.00***	.00***	.00***	—
Net asset value, end of period	$ 104.13	$ 102.25	$ 166.22	$ 160.54	$ 141.29	$ 137.10
Total Return (%)[c]	3.18**	(37.06)	5.49	15.72	4.85	10.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,338	1,283	1,951	1,991	1,812	1,828
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.25*	.24	.22	.20	.11	.11
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.15*	.10	.10	.10	.10	.10
Ratio of net investment income (loss) (%)	2.61*	2.24	1.86	1.85	1.77	1.92
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the "Fund") is a diversified series of DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG. On June 30, 2009, the Fund owned approximately 80% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class and Class S shares are offered to a limited group of investors, and are not subject to initial or contingent deferred sales charges. Institutional shares have lower ongoing expenses than Class S shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $281,382,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2010 ($40,508,000), December 31, 2011 ($53,713,000), December 31, 2012 ($73,803,000), December 31, 2013 ($22,343,000), December 31, 2014 ($21,981,000) and December 31, 2016 ($69,034,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred approximately $11,528,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2009.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposed a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. The Fund no longer imposes the 2% redemption fee on Fund shares acquired (either by purchase or exchange) on or after June 1, 2009.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio.

In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment in the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Advisor an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and payable monthly.

For Institutional Class shares, the Advisor has voluntarily agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund, including expenses allocated from the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses at 0.15%. This voluntary waiver of reimbursement may be terminated at any time at the option of the Advisor.

Under this arrangement, during the six months ended June 30, 2009, DIMA waived $67,473 of sub-recordkeeping expenses for Institutional Class shares.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $800,222, of which $130,603 was waived and $148,669 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DISC was as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2009
Class S	$ 49,943	$ —	$ 17,434
Institutional Class	128,081	128,081	—
	$ 178,024	$ 128,081	$ 17,434

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $13,311, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	534,200	$ 50,531,279	1,008,383	$ 138,436,679
Institutional Class	2,134,761	197,975,481	3,002,815	428,018,889
		$ 248,506,760		$ 566,455,568
Shares issued to shareholders in reinvestment of distributions
Class S	48,245	$ 4,558,855	93,979	$ 12,152,598
Institutional Class	163,010	15,605,786	277,931	36,129,507
		$ 20,164,641		$ 48,282,105
Shares redeemed
Class S	(1,147,255)	$ (110,043,699)	(1,457,141)	$ (195,736,417)
Institutional Class	(1,992,009)	(191,688,431)	(2,473,383)	(319,135,428)
		$ (301,732,130)		$ (514,871,845)
Redemption fees		$ 17,842		$ 49,468
Net increase (decrease)
Class S	(564,810)	$ (54,942,453)	(354,779)	$ (45,122,732)
Institutional Class	305,762	21,899,566	807,363	145,038,028
		$ (33,042,887)		$ 99,915,296

D. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 20, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 98.5%
Consumer Discretionary 8.8%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	66,996	754,375
Johnson Controls, Inc.	159,992	3,475,026
		4,229,401
Automobiles 0.3%
Ford Motor Co.* (a)	859,176	5,215,198
Harley-Davidson, Inc. (a)	64,251	1,041,509
		6,256,707
Distributors 0.1%
Genuine Parts Co.	42,678	1,432,274
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	29,483	2,096,831
DeVry, Inc.	16,700	835,668
H&R Block, Inc.	86,582	1,491,808
		4,424,307
Hotels Restaurants & Leisure 1.5%
Carnival Corp. (Units)	118,497	3,053,668
Darden Restaurants, Inc.	36,280	1,196,514
International Game Technology	80,064	1,273,018
Marriott International, Inc. "A" (a)	78,151	1,724,800
McDonald's Corp.	294,056	16,905,279
Starbucks Corp.*	191,408	2,658,657
Starwood Hotels & Resorts Worldwide, Inc. (a)	48,812	1,083,626
Wyndham Worldwide Corp.	45,314	549,206
Wynn Resorts Ltd.* (a)	18,200	642,460
Yum! Brands, Inc.	120,182	4,006,868
		33,094,096
Household Durables 0.3%
Black & Decker Corp.	15,652	448,586
Centex Corp.	30,504	258,064
D.R. Horton, Inc.	73,100	684,216
Fortune Brands, Inc.	38,254	1,328,944
Harman International Industries, Inc.	15,300	287,640
KB HOME	20,472	280,057
Leggett & Platt, Inc.	44,266	674,171
Lennar Corp. "A"	39,900	386,631
Newell Rubbermaid, Inc.	68,350	711,523
Pulte Homes, Inc.	54,456	480,846
Snap-on, Inc.	14,732	423,398
The Stanley Works	18,653	631,218
Whirlpool Corp.	19,477	828,941
		7,424,235
Internet & Catalog Retail 0.4%
Amazon.com, Inc.* (a)	85,112	7,120,470
Expedia, Inc.* (a)	53,670	810,954
		7,931,424
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	71,031	210,252
Hasbro, Inc.	34,402	833,904
Mattel, Inc.	90,814	1,457,565
		2,501,721
Media 2.5%
CBS Corp. "B" (a)	175,054	1,211,374
Comcast Corp. "A"	759,890	11,010,806
Gannett Co., Inc. (a)	57,969	206,949
Interpublic Group of Companies, Inc.*	117,695	594,360
McGraw-Hill Companies, Inc.	85,374	2,570,611
Meredith Corp.	10,038	256,471
New York Times Co. "A" (a)	37,073	204,272
News Corp. "A"	610,900	5,565,299
Omnicom Group, Inc.	80,136	2,530,695
Scripps Networks Interactive "A"	23,100	642,873
The DIRECTV Group, Inc.* (a)	138,200	3,414,922
Time Warner Cable, Inc.	93,070	2,947,527
Time Warner, Inc. (a)	316,670	7,976,917
Viacom, Inc. "B"*	160,354	3,640,036
Walt Disney Co.	495,664	11,563,841
Washington Post Co. "B"	1,500	528,270
		54,865,223
Multiline Retail 0.8%
Big Lots, Inc.*	22,996	483,606
Family Dollar Stores, Inc.	35,172	995,368
J.C. Penney Co., Inc. (a)	57,475	1,650,107
Kohl's Corp.*	81,338	3,477,199
Macy's, Inc. (a)	108,550	1,276,548
Nordstrom, Inc.	41,332	822,093
Sears Holdings Corp.* (a)	14,338	953,764
Target Corp. (a)	199,591	7,877,857
		17,536,542
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	22,700	576,353
AutoNation, Inc.* (a)	31,559	547,549
AutoZone, Inc.*	9,908	1,497,198
Bed Bath & Beyond, Inc.*	67,266	2,068,429
Best Buy Co., Inc. (a)	91,772	3,073,444
GameStop Corp. "A"*	41,500	913,415
Home Depot, Inc. (a)	453,147	10,707,864
Limited Brands, Inc.	70,311	841,623
Lowe's Companies, Inc.	394,974	7,666,445
O'Reilly Automotive, Inc.* (a)	35,700	1,359,456
Office Depot, Inc.*	69,059	314,909
RadioShack Corp.	35,795	499,698
Staples, Inc.	186,373	3,759,143
The Gap, Inc.	125,458	2,057,511
The Sherwin-Williams Co.	25,205	1,354,769
Tiffany & Co.	31,716	804,318
TJX Companies, Inc.	111,699	3,514,051
		41,556,175
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	86,200	2,317,056
NIKE, Inc. "B"	104,316	5,401,482
Polo Ralph Lauren Corp.	15,100	808,454
VF Corp.	22,140	1,225,449
		9,752,441
Consumer Staples 11.8%
Beverages 2.6%
Brown-Forman Corp. "B"	25,523	1,096,957
Coca-Cola Co. (a)	529,935	25,431,581
Coca-Cola Enterprises, Inc.	81,424	1,355,710
Constellation Brands, Inc. "A"*	49,400	626,392
Dr. Pepper Snapple Group, Inc.*	66,300	1,404,897
Molson Coors Brewing Co. "B" (a)	40,904	1,731,466
Pepsi Bottling Group, Inc.	35,362	1,196,650
PepsiCo, Inc.	414,650	22,789,164
		55,632,817
Food & Staples Retailing 3.0%
Costco Wholesale Corp.	115,033	5,257,008
CVS Caremark Corp.	384,191	12,244,167
Kroger Co.	176,563	3,893,214
Safeway, Inc.	113,107	2,303,990
SUPERVALU, Inc.	53,391	691,413
Sysco Corp.	154,290	3,468,439
Wal-Mart Stores, Inc.	593,854	28,766,288
Walgreen Co.	261,778	7,696,273
Whole Foods Market, Inc. (a)	35,200	668,096
		64,988,888
Food Products 1.7%
Archer-Daniels-Midland Co.	167,753	4,490,748
Campbell Soup Co.	51,909	1,527,163
ConAgra Foods, Inc.	122,052	2,326,311
Dean Foods Co.*	46,500	892,335
General Mills, Inc.	87,950	4,926,959
H.J. Heinz Co.	83,754	2,990,018
Hormel Foods Corp.	17,900	618,266
Kellogg Co.	65,134	3,033,290
Kraft Foods, Inc. "A"	393,884	9,981,020
McCormick & Co., Inc.	33,700	1,096,261
Sara Lee Corp.	180,539	1,762,061
The Hershey Co.	42,160	1,517,760
The J.M. Smucker Co.	32,910	1,601,401
Tyson Foods, Inc. "A"	75,400	950,794
		37,714,387
Household Products 2.6%
Clorox Co.	35,632	1,989,335
Colgate-Palmolive Co. (a)	133,768	9,462,748
Kimberly-Clark Corp. (a)	111,307	5,835,826
Procter & Gamble Co.	774,948	39,599,843
		56,887,752
Personal Products 0.2%
Avon Products, Inc.	115,470	2,976,816
Estee Lauder Companies, Inc. "A" (a)	28,900	944,163
		3,920,979
Tobacco 1.7%
Altria Group, Inc.	552,052	9,048,132
Lorillard, Inc.	43,954	2,978,763
Philip Morris International, Inc.	522,852	22,806,804
Reynolds American, Inc. (a)	42,690	1,648,688
		36,482,387
Energy 12.2%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	82,773	3,016,248
BJ Services Co. (a)	72,728	991,283
Cameron International Corp.*	56,100	1,587,630
Diamond Offshore Drilling, Inc.	19,300	1,602,865
ENSCO International, Inc.	36,600	1,276,242
FMC Technologies, Inc.* (a)	32,800	1,232,624
Halliburton Co.	240,778	4,984,105
Nabors Industries Ltd.*	71,938	1,120,794
National-Oilwell Varco, Inc.*	112,500	3,674,250
Rowan Companies, Inc.	27,539	532,053
Schlumberger Ltd.	318,744	17,247,238
Smith International, Inc.	56,500	1,454,875
		38,720,207
Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	133,968	6,080,807
Apache Corp.	87,974	6,347,324
Cabot Oil & Gas Corp.	25,700	787,448
Chesapeake Energy Corp.	152,000	3,014,160
Chevron Corp.	533,056	35,314,960
ConocoPhillips	395,009	16,614,079
CONSOL Energy, Inc.	47,600	1,616,496
Denbury Resources, Inc.* (a)	65,600	966,288
Devon Energy Corp.	119,004	6,485,718
El Paso Corp.	180,398	1,665,074
EOG Resources, Inc.	65,600	4,455,552
ExxonMobil Corp. (a)	1,295,868	90,594,132
Hess Corp.	76,765	4,126,119
Marathon Oil Corp.	188,788	5,688,182
Massey Energy Co.	21,100	412,294
Murphy Oil Corp.	49,200	2,672,544
Noble Energy, Inc.	44,700	2,635,959
Occidental Petroleum Corp.	216,362	14,238,783
Peabody Energy Corp.	71,300	2,150,408
Pioneer Natural Resources Co.	31,300	798,150
Range Resources Corp. (a)	40,242	1,666,421
Southwestern Energy Co.*	91,400	3,550,890
Spectra Energy Corp.	166,398	2,815,454
Sunoco, Inc.	29,272	679,110
Tesoro Corp. (a)	34,500	439,185
Valero Energy Corp.	150,340	2,539,243
Williams Companies, Inc.	148,723	2,321,566
XTO Energy, Inc.	152,650	5,822,071
		226,498,417
Financials 13.4%
Capital Markets 3.0%
Ameriprise Financial, Inc.	66,608	1,616,576
Bank of New York Mellon Corp.	319,192	9,355,517
Charles Schwab Corp.	252,433	4,427,675
E*TRADE Financial Corp.*	132,700	169,856
Federated Investors, Inc. "B"	21,700	522,753
Franklin Resources, Inc.	39,871	2,871,111
Invesco Ltd.	106,181	1,892,145
Janus Capital Group, Inc.	39,279	447,781
Legg Mason, Inc.	36,200	882,556
Morgan Stanley	360,164	10,268,276
Northern Trust Corp.	62,605	3,360,636
State Street Corp.	131,934	6,227,285
T. Rowe Price Group, Inc. (a)	66,652	2,777,389
The Goldman Sachs Group, Inc.	133,969	19,752,389
		64,571,945
Commercial Banks 2.6%
BB&T Corp. (a)	173,718	3,818,322
Comerica, Inc.	38,557	815,481
Fifth Third Bancorp.	199,091	1,413,546
First Horizon National Corp.	51,726	620,708
Huntington Bancshares, Inc. (a)	137,396	574,315
KeyCorp	181,883	953,067
M&T Bank Corp. (a)	20,400	1,038,972
Marshall & Ilsley Corp.	92,053	441,854
PNC Financial Services Group, Inc.	123,423	4,790,047
Regions Financial Corp. (a)	298,719	1,206,825
SunTrust Banks, Inc.	125,692	2,067,633
US Bancorp.	506,415	9,074,957
Wells Fargo & Co. (a)	1,237,221	30,014,981
Zions Bancorp. (a)	27,956	323,171
		57,153,879
Consumer Finance 0.6%
American Express Co. (a)	316,843	7,363,431
Capital One Financial Corp. (a)	121,343	2,654,985
Discover Financial Services	123,032	1,263,539
SLM Corp.*	121,565	1,248,472
		12,530,427
Diversified Financial Services 3.7%
Bank of America Corp.	2,148,334	28,358,009
CIT Group, Inc. (a)	91,800	197,370
Citigroup, Inc. (a)	1,472,360	4,372,909
CME Group, Inc.	17,800	5,537,758
IntercontinentalExchange, Inc.* (a)	19,700	2,250,528
JPMorgan Chase & Co.	1,036,943	35,370,126
Leucadia National Corp.*	45,200	953,268
Moody's Corp.	49,800	1,312,230
NYSE Euronext	67,500	1,839,375
The NASDAQ OMX Group, Inc.*	35,500	756,505
		80,948,078
Insurance 2.3%
Aflac, Inc. (a)	125,544	3,903,163
Allstate Corp.	143,070	3,490,908
American International Group, Inc. (a)	699,448	811,360
Aon Corp.	73,587	2,786,740
Assurant, Inc.	28,900	696,201
Chubb Corp.	95,358	3,802,877
Cincinnati Financial Corp.	42,934	959,575
Genworth Financial, Inc. "A"	107,300	750,027
Hartford Financial Services Group, Inc.	89,246	1,059,350
Lincoln National Corp.	65,874	1,133,692
Loews Corp.	92,523	2,535,130
Marsh & McLennan Companies, Inc.	138,732	2,792,675
MBIA, Inc.*	50,246	217,565
MetLife, Inc.	219,011	6,572,520
Principal Financial Group, Inc.	81,519	1,535,818
Progressive Corp.*	176,988	2,674,289
Prudential Financial, Inc.	123,916	4,612,153
The Travelers Companies, Inc.	157,375	6,458,670
Torchmark Corp.	22,310	826,362
Unum Group	84,494	1,340,075
XL Capital Ltd. "A"	85,732	982,489
		49,941,639
Real Estate Investment Trusts 1.0%
Apartment Investment & Management Co. "A" (REIT)	36,916	326,707
AvalonBay Communities, Inc. (REIT) (a)	22,229	1,243,490
Boston Properties, Inc. (REIT) (a)	37,800	1,803,060
Equity Residential (REIT)	70,860	1,575,218
HCP, Inc. (REIT) (a)	69,455	1,471,751
Health Care REIT, Inc. (REIT)	27,600	941,160
Host Hotels & Resorts, Inc. (REIT) (a)	155,500	1,304,645
Kimco Realty Corp. (REIT)	82,400	828,120
Plum Creek Timber Co., Inc. (REIT) (a)	43,324	1,290,189
ProLogis (REIT)	113,700	916,422
Public Storage (REIT)	34,530	2,261,024
Simon Property Group, Inc. (REIT) (a)	75,000	3,857,250
Ventas, Inc. (REIT)	39,600	1,182,456
Vornado Realty Trust (REIT) (a)	43,383	1,953,537
		20,955,029
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	59,600	557,856
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	133,300	1,771,557
People's United Financial, Inc.	94,100	1,415,264
		3,186,821
Health Care 13.8%
Biotechnology 1.9%
Amgen, Inc.*	270,124	14,300,364
Biogen Idec, Inc.*	77,571	3,502,331
Celgene Corp.*	121,700	5,822,128
Cephalon, Inc.* (a)	18,700	1,059,355
Genzyme Corp.*	71,340	3,971,498
Gilead Sciences, Inc.*	242,020	11,336,217
		39,991,893
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	162,298	8,595,302
Becton, Dickinson & Co.	63,592	4,534,745
Boston Scientific Corp.* (a)	392,606	3,981,025
C.R. Bard, Inc.	25,594	1,905,473
DENTSPLY International, Inc.	38,600	1,178,072
Hospira, Inc.*	40,422	1,557,055
Intuitive Surgical, Inc.*	10,200	1,669,332
Medtronic, Inc.	298,999	10,432,075
St. Jude Medical, Inc.*	90,426	3,716,509
Stryker Corp.	62,248	2,473,736
Varian Medical Systems, Inc.*	31,300	1,099,882
Zimmer Holdings, Inc.*	58,908	2,509,481
		43,652,687
Health Care Providers & Services 2.1%
Aetna, Inc.	120,496	3,018,425
AmerisourceBergen Corp.	83,096	1,474,123
Cardinal Health, Inc.	93,668	2,861,558
CIGNA Corp.	70,575	1,700,152
Coventry Health Care, Inc.*	38,758	725,162
DaVita, Inc.*	26,600	1,315,636
Express Scripts, Inc.*	71,100	4,888,125
Humana, Inc.*	43,351	1,398,503
Laboratory Corp. of America Holdings*	27,700	1,877,783
McKesson Corp. (a)	73,715	3,243,460
Medco Health Solutions, Inc.*	128,176	5,846,107
Patterson Companies, Inc.*	27,600	598,920
Quest Diagnostics, Inc. (a)	40,402	2,279,885
Tenet Healthcare Corp.*	117,448	331,203
UnitedHealth Group, Inc.	315,624	7,884,288
WellPoint, Inc.*	128,616	6,545,268
		45,988,598
Health Care Technology 0.0%
IMS Health, Inc.	48,206	612,216
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	45,103	1,881,697
Millipore Corp.*	13,681	960,543
PerkinElmer, Inc.	30,063	523,096
Thermo Fisher Scientific, Inc.* (a)	112,528	4,587,767
Waters Corp.*	24,805	1,276,713
		9,229,816
Pharmaceuticals 7.4%
Abbott Laboratories (a)	411,822	19,372,107
Allergan, Inc. (a)	80,178	3,814,869
Bristol-Myers Squibb Co.	522,336	10,608,644
Eli Lilly & Co. (a)	265,747	9,205,476
Forest Laboratories, Inc.*	78,681	1,975,680
Johnson & Johnson	732,601	41,611,737
King Pharmaceuticals, Inc.* (a)	61,575	592,967
Merck & Co., Inc. (a)	562,206	15,719,280
Mylan, Inc.*	77,300	1,008,765
Pfizer, Inc. (a)	1,794,993	26,924,895
Schering-Plough Corp.	433,952	10,900,874
Watson Pharmaceuticals, Inc.*	25,907	872,807
Wyeth	355,409	16,132,015
		158,740,116
Industrials 9.7%
Aerospace & Defense 2.7%
Boeing Co. (a)	194,020	8,245,850
General Dynamics Corp.	102,460	5,675,259
Goodrich Corp.	31,238	1,560,963
Honeywell International, Inc.	199,568	6,266,435
ITT Corp.	46,592	2,073,344
L-3 Communications Holdings, Inc.	30,600	2,123,028
Lockheed Martin Corp.	86,726	6,994,452
Northrop Grumman Corp.	87,550	3,999,284
Precision Castparts Corp.	36,200	2,643,686
Raytheon Co.	104,523	4,643,957
Rockwell Collins, Inc.	40,144	1,675,209
United Technologies Corp. (a)	251,440	13,064,823
		58,966,290
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	45,600	2,378,040
Expeditors International of Washington, Inc.	54,200	1,807,028
FedEx Corp.	83,001	4,616,516
United Parcel Service, Inc. "B" (a)	265,670	13,280,843
		22,082,427
Airlines 0.1%
Southwest Airlines Co.	193,891	1,304,886
Building Products 0.1%
Masco Corp.	91,805	879,492
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	27,531	706,996
Cintas Corp.	32,666	746,092
Iron Mountain, Inc.*	46,400	1,334,000
Pitney Bowes, Inc.	52,685	1,155,382
R.R. Donnelley & Sons Co.	55,621	646,316
Republic Services, Inc.	86,599	2,113,882
Stericycle, Inc.*	22,100	1,138,813
Waste Management, Inc.	133,740	3,766,118
		11,607,599
Construction & Engineering 0.2%
Fluor Corp.	48,108	2,467,459
Jacobs Engineering Group, Inc.*	32,700	1,376,343
Quanta Services, Inc.*	51,300	1,186,569
		5,030,371
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	44,302	1,375,577
Emerson Electric Co.	199,840	6,474,816
Rockwell Automation, Inc.	37,356	1,199,875
		9,050,268
Industrial Conglomerates 2.1%
3M Co. (a)	182,866	10,990,246
General Electric Co.	2,804,665	32,870,674
Textron, Inc.	67,754	654,504
		44,515,424
Machinery 1.4%
Caterpillar, Inc.	158,668	5,242,391
Cummins, Inc.	51,992	1,830,638
Danaher Corp.	68,322	4,218,200
Deere & Co.	113,592	4,538,000
Dover Corp.	49,759	1,646,525
Eaton Corp.	45,254	2,018,781
Flowserve Corp.	15,000	1,047,150
Illinois Tool Works, Inc.	104,242	3,892,396
Manitowoc Co., Inc.	31,800	167,268
PACCAR, Inc. (a)	98,015	3,186,468
Pall Corp.	31,010	823,626
Parker Hannifin Corp.	41,252	1,772,186
		30,383,629
Professional Services 0.2%
Dun & Bradstreet Corp.	14,000	1,136,940
Equifax, Inc.	32,709	853,705
Monster Worldwide, Inc.* (a)	31,489	371,885
Robert Half International, Inc.	40,275	951,296
		3,313,826
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	73,386	5,396,806
CSX Corp.	105,752	3,662,192
Norfolk Southern Corp.	95,744	3,606,676
Ryder System, Inc.	14,590	407,353
Union Pacific Corp.	135,230	7,040,074
		20,113,101
Trading Companies & Distributors 0.1%
Fastenal Co. (a)	33,100	1,097,927
W.W. Grainger, Inc. (a)	17,162	1,405,225
		2,503,152
Information Technology 18.1%
Communications Equipment 2.7%
Ciena Corp.*	21,498	222,504
Cisco Systems, Inc.*	1,533,964	28,593,089
Harris Corp.	33,900	961,404
JDS Uniphase Corp.*	55,939	319,971
Juniper Networks, Inc.*	136,900	3,230,840
Motorola, Inc.	605,596	4,015,102
QUALCOMM, Inc.	440,654	19,917,561
Tellabs, Inc.*	111,530	639,067
		57,899,538
Computers & Peripherals 5.4%
Apple, Inc.* (a)	237,078	33,767,020
Dell, Inc.*	460,447	6,321,937
EMC Corp.*	538,662	7,056,472
Hewlett-Packard Co.	635,136	24,548,006
International Business Machines Corp.	351,420	36,695,276
Lexmark International, Inc. "A"*	20,257	321,074
NetApp, Inc.*	84,609	1,668,490
QLogic Corp.*	31,000	393,080
SanDisk Corp.* (a)	58,000	852,020
Sun Microsystems, Inc.*	193,291	1,782,143
Teradata Corp.*	45,298	1,061,332
Western Digital Corp.*	58,500	1,550,250
		116,017,100
Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.* (a)	89,741	1,822,640
Amphenol Corp. "A"	45,000	1,423,800
Corning, Inc.	410,490	6,592,469
FLIR Systems, Inc.*	37,900	855,024
Jabil Circuit, Inc.	50,875	377,493
Molex, Inc.	35,886	558,027
		11,629,453
Internet Software & Services 1.8%
Akamai Technologies, Inc.*	44,200	847,756
eBay, Inc.*	283,932	4,863,755
Google, Inc. "A"* (a)	63,800	26,897,442
VeriSign, Inc.*	50,000	924,000
Yahoo!, Inc.* (a)	367,522	5,755,395
		39,288,348
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	25,300	1,123,826
Automatic Data Processing, Inc.	135,437	4,799,887
Cognizant Technology Solutions Corp. "A"*	79,600	2,125,320
Computer Sciences Corp.*	41,532	1,839,868
Convergys Corp.*	33,540	311,251
Fidelity National Information Services, Inc. (a)	47,500	948,100
Fiserv, Inc.*	42,750	1,953,675
MasterCard, Inc. "A" (a)	19,500	3,262,545
Paychex, Inc. (a)	87,667	2,209,208
Total System Services, Inc. (a)	47,866	640,926
Western Union Co.	185,588	3,043,643
		22,258,249
Office Electronics 0.1%
Xerox Corp.	222,156	1,439,571
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	142,097	549,915
Altera Corp.	76,743	1,249,376
Analog Devices, Inc.	74,568	1,847,795
Applied Materials, Inc.	349,835	3,837,690
Broadcom Corp. "A"*	115,370	2,860,022
Intel Corp.	1,486,982	24,609,552
KLA-Tencor Corp.	43,885	1,108,096
Linear Technology Corp. (a)	57,006	1,331,090
LSI Corp.* (a)	165,055	752,651
MEMC Electronic Materials, Inc.*	57,600	1,025,856
Microchip Technology, Inc. (a)	46,600	1,050,830
Micron Technology, Inc.* (a)	217,049	1,098,268
National Semiconductor Corp. (a)	50,366	632,093
Novellus Systems, Inc.*	25,082	418,869
NVIDIA Corp.* (a)	149,147	1,683,870
Teradyne, Inc.* (a)	43,358	297,436
Texas Instruments, Inc.	341,848	7,281,363
Xilinx, Inc. (a)	74,913	1,532,720
		53,167,492
Software 4.2%
Adobe Systems, Inc.*	140,604	3,979,093
Autodesk, Inc.*	58,348	1,107,445
BMC Software, Inc.*	48,069	1,624,252
CA, Inc.	100,115	1,745,004
Citrix Systems, Inc.*	45,914	1,464,198
Compuware Corp.*	72,821	499,552
Electronic Arts, Inc.*	86,206	1,872,394
Intuit, Inc.*	83,566	2,353,219
McAfee, Inc.*	39,600	1,670,724
Microsoft Corp. (a)	2,034,195	48,352,815
Novell, Inc.*	87,582	396,747
Oracle Corp.	1,008,729	21,606,975
Salesforce.com, Inc.*	27,100	1,034,407
Symantec Corp.*	220,106	3,424,849
		91,131,674
Materials 3.2%
Chemicals 1.8%
Air Products & Chemicals, Inc.	54,390	3,513,050
CF Industries Holdings, Inc.	13,300	986,062
Dow Chemical Co.	287,991	4,648,175
E.I. du Pont de Nemours & Co. (a)	242,652	6,216,744
Eastman Chemical Co.	20,486	776,419
Ecolab, Inc.	43,242	1,686,006
International Flavors & Fragrances, Inc.	19,916	651,651
Monsanto Co.	145,584	10,822,715
PPG Industries, Inc.	41,662	1,828,962
Praxair, Inc.	82,428	5,858,158
Sigma-Aldrich Corp.	32,568	1,614,070
		38,602,012
Construction Materials 0.1%
Vulcan Materials Co.	31,176	1,343,686
Containers & Packaging 0.2%
Ball Corp.	24,224	1,093,956
Bemis Co., Inc.	25,930	653,436
Owens-Illinois, Inc.*	43,400	1,215,634
Pactiv Corp.*	33,149	719,333
Sealed Air Corp.	40,872	754,088
		4,436,447
Metals & Mining 0.9%
AK Steel Holding Corp.	29,600	568,024
Alcoa, Inc. (a)	262,551	2,712,152
Allegheny Technologies, Inc. (a)	24,379	851,558
Freeport-McMoRan Copper & Gold, Inc.	110,099	5,517,061
Newmont Mining Corp.	130,100	5,317,187
Nucor Corp.	84,536	3,755,935
Titanium Metals Corp.	22,200	204,018
United States Steel Corp. (a)	39,092	1,397,148
		20,323,083
Paper & Forest Products 0.2%
International Paper Co.	116,704	1,765,732
MeadWestvaco Corp.	45,844	752,300
Weyerhaeuser Co.	56,629	1,723,220
		4,241,252
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.1%
AT&T, Inc. (a)	1,568,830	38,969,737
CenturyTel, Inc. (a)	25,655	787,608
Embarq Corp.	36,381	1,530,185
Frontier Communications Corp. (a)	81,505	581,946
Qwest Communications International, Inc. (a)	394,881	1,638,756
Verizon Communications, Inc. (a)	756,412	23,244,541
Windstream Corp.	115,874	968,707
		67,721,480
Wireless Telecommunication Services 0.4%
American Tower Corp. "A"*	104,300	3,288,579
MetroPCS Communications, Inc.*	67,200	894,432
Sprint Nextel Corp.* (a)	769,028	3,699,024
		7,882,035
Utilities 4.0%
Electric Utilities 2.3%
Allegheny Energy, Inc.	42,418	1,088,022
American Electric Power Co., Inc.	129,715	3,747,466
Duke Energy Corp.	342,196	4,992,640
Edison International	88,890	2,796,479
Entergy Corp.	53,009	4,109,258
Exelon Corp.	176,538	9,040,511
FirstEnergy Corp.	82,495	3,196,681
FPL Group, Inc. (a)	110,494	6,282,689
Northeast Utilities	42,000	937,020
Pepco Holdings, Inc.	50,600	680,064
Pinnacle West Capital Corp.	24,896	750,614
PPL Corp.	96,548	3,182,222
Progress Energy, Inc. (a)	71,550	2,706,737
Southern Co. (a)	210,388	6,555,690
		50,066,093
Gas Utilities 0.1%
EQT Corp.	34,900	1,218,359
Nicor, Inc.	11,737	406,335
Questar Corp.	43,700	1,357,322
		2,982,016
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	171,150	1,987,052
Constellation Energy Group, Inc.	49,587	1,318,022
Dynegy, Inc. "A"*	107,461	243,936
		3,549,010
Multi-Utilities 1.4%
Ameren Corp.	53,419	1,329,599
CenterPoint Energy, Inc.	100,868	1,117,617
CMS Energy Corp. (a)	66,349	801,496
Consolidated Edison, Inc.	75,216	2,814,583
Dominion Resources, Inc.	159,180	5,319,796
DTE Energy Co.	42,303	1,353,696
Integrys Energy Group, Inc.	19,100	572,809
NiSource, Inc.	80,866	942,897
PG&E Corp. (a)	98,647	3,791,991
Public Service Enterprise Group, Inc.	135,446	4,419,603
SCANA Corp. (a)	30,600	993,582
Sempra Energy	66,690	3,309,825
TECO Energy, Inc.	52,988	632,147
Wisconsin Energy Corp.	30,500	1,241,655
Xcel Energy, Inc.	115,737	2,130,718
		30,772,014
Total Common Stocks (Cost $2,224,304,276)		2,134,412,398
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.285%**, 11/19/2009 (b) (Cost $6,313,220)	6,320,000	6,313,686
	Shares	Value ($)

Securities Lending Collateral 18.0%
Daily Assets Fund Institutional, 0.48% (c) (d) (Cost $389,582,024)	389,582,024	389,582,024

Cash Equivalents 1.1%
Cash Management QP Trust, 0.27% (c) (Cost $24,346,005)	24,346,005	24,346,005
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,644,545,525)+	117.9	2,554,654,113
Other Assets and Liabilities, Net	(17.9)	(388,695,125)
Net Assets	100.0	2,165,958,988
* Non-income producing security
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $2,826,085,327. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $271,431,214. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $482,118,660 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $753,549,874.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $376,289,798, which is 17.4% of net assets.
(b) At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P 500 Index	9/17/2009	136	31,040,454	31,127,000	86,546

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (e)	$ 2,134,412,398	$ —	$ —	$ 2,134,412,398
Short-Term Investments (e)	389,582,024	30,659,691	—	420,241,715
Derivatives (f)	86,546	—	—	86,546
Total	$ 2,524,080,968	$ 30,659,691	$ —	$ 2,554,740,659
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized appreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,230,617,496) — including $376,289,798 of securities loaned	$ 2,140,726,084
Investment in Daily Assets Fund Institutional (cost $389,582,024)*	389,582,024
Investment in Cash Management QP Trust (cost $24,346,005)	24,346,005
Total investments in securities, at value (cost $2,644,545,525)	2,554,654,113
Cash	22,810
Receivable for investments sold	1,812,265
Dividends receivable	2,914,282
Interest receivable	130,207
Other assets	92,238
Total assets	2,559,625,915
Liabilities
Payable upon return of securities loaned	389,582,024
Payable for investments purchased	3,693,499
Payable for daily variation margin on open futures contracts	198,471
Accrued management fee	27,999
Other accrued expenses and payables	164,934
Total liabilities	393,666,927
Net assets	$ 2,165,958,988
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $13,338)	$ 26,672,950
Interest — Cash Management QP Trust	58,606
Interest	6,722
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	846,522
Total Income	27,584,800
Expenses: Investment management fee	499,518
Administration fee	299,712
Professional fees	43,058
Custodian fee	39,224
Trustees' fees and expenses	27,148
Insurance	24,428
Reports to shareholders	3,313
Other	32,507
Total expenses before expense reductions	968,908
Expense reductions	(469,210)
Total expenses after expense reductions	499,698
Net investment income (loss)	27,085,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(72,654,586)
Futures	3,038,781
(69,615,805)
Change in net unrealized appreciation (depreciation) during the period on: Investments	115,292,173
Futures	(313,736)
114,978,437
Net gain (loss)	45,362,632
Net increase (decrease) in net assets resulting from operations	$ 72,447,734

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income (loss)	$ 27,085,102	$ 67,660,758
Net realized gain (loss)	(69,615,805)	(96,428,766)
Change in net unrealized appreciation (depreciation)	114,978,437	(1,276,204,964)
Net increase (decrease) in net assets resulting from operations	72,447,734	(1,304,972,972)
Capital transactions in shares of beneficial interest: Proceeds from capital invested	294,735,269	698,602,342
Value of capital withdrawn	(354,616,570)	(648,903,152)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(59,881,301)	49,699,190
Increase (decrease) in net assets	12,566,433	(1,255,273,782)
Net assets at beginning of period	2,153,392,555	3,408,666,337
Net assets at end of period	$ 2,165,958,988	$ 2,153,392,555

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2009[a]	2008	2007	2006	2005	2004
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,166	2,153	3,409	3,549	3,307	3,272
Ratio of expenses before expense reductions (%)	.10*	.10	.09	.08	.06	.06
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.05	.05
Ratio of net investment income (loss) (%)	2.71*	2.29	1.91	1.90	1.82	1.97
Portfolio turnover rate (%)	6**	6	5	4	9	7
Total investment return (%)[b,c]	3.23**	(37.01)	5.54	15.72	4.90	10.79
[a] For the six months ended June 30, 2009 (Unaudited).
[b] Total investment return would have been lower had certain expenses not been reduced.
[c] Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
* Annualized
** Not annualized

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2009, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 20% and 80%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. The Portfolio has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Portfolio's fiscal year. FAS 161 requires enhanced disclosures about the Portfolio's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Portfolio's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio is subject to equity risk. The Portfolio invests in future contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security or index. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

The primary risk exposure of the futures contracts is equity contract risk. The unrealized appreciation as of June 30, 2009 is $86,546. The Liability on the Statement of Assets and Liabilities payable for daily variation margin on open futures contracts reflects unsettled variation margin. See the Statement of Operations for net realized gain (loss) from futures and for change in net realized appreciation (depreciation) on futures.

A summary of the open futures contracts as of June 30, 2009 is included in a table following the Portfolio's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $121,689,879 and $169,017,511, respectively.

C. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio.

Management Agreement. Under the Investment Management Agreement, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio.

For the period from January 1, 2009 through September 30, 2009, DIMA has contractually agreed to waive all or a portion of its investment management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain the annual operating expenses of the Portfolio at 0.05% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Accordingly, for the six months ended June 30, 2009, the Advisor waived a portion of its investment management fee pursuant to the Investment Management Agreement of $469,205 and charged $30,313, which was equivalent to an annualized effective rate of 0.003% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2009, the Administration Fee was $299,712, of which $53,296 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Fee Reductions

The Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2009, the Portfolio's custodian fee was reduced by $5 for custody credits earned.

F. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Portfolio as of June 30, 2009, events and transactions from July 1, 2009 through August 20, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Portfolio's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	23339C 305	23339C 206
Fund Number	815	565

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009